Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [text block] [Abstract]
Inventory work in progress	$ 15.4	$ 4.1
Other inventory work in progress	$ 1.6	$ 1.2